AEGON/TRANSAMERICA SERIES FUND, INC.

						Janus Global

Supplement dated November 4, 2002 to Prospectus dated May 1, 2002 as Supplemented May 3, 2002, July 1, 2002, August 1, 2002, August 12, 2002 and October 1, 2002



Effective immediately, Janus Global is open to new investors.  Accordingly:

Please delete the notation that Janus Global is "closed to new policyholders" at the top of page JGL-1 Janus Global, and replace that notation with the following:

Please Note: Effective November 4, 2002, Janus Global is open for new investment.
















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